Note 10 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, beginning of year	$ 37,259
Total Project cost	52,637	$ 37,259
Deer Trail [member]
Statement Line Items [Line Items]
Option and other payments	275	210
Total acquisition costs	275	210
Geochemical	590	422
Camp and site costs	875	713
Drilling	3,959	6,255
Geological consulting	1,185	964
Geophysical	120	325
Land taxes and government fees	213	232
Legal, community and other consultation costs	343	303
Travel	190	167
Total for the year	7,750	9,591
Balance, beginning of year	19,565	9,974
Total Project cost	27,315	19,565
Larder Project in Ontario [Member]
Statement Line Items [Line Items]
Option and other payments	0	19
Total acquisition costs	0	15,206
Geochemical	1,117	112
Camp and site costs	772	127
Drilling	2,402	1,232
Geological consulting	1,764	450
Geophysical	1,074	314
Land taxes and government fees	43	19
Legal, community and other consultation costs	347	176
Travel	109	58
Total for the year	7,628	17,694
Balance, beginning of year	17,694	0
Total Project cost	25,322	17,694
Acquisition (Note 6)	0	15,187
Black Hills of South Dakota [member]
Statement Line Items [Line Items]
Geochemical	0	5
Camp and site costs	0	1
Geological consulting	0	127
Geophysical	0	3
Land taxes and government fees	0	7
Legal, community and other consultation costs	0	46
Travel	0	2
Total for the year	0	191
Balance, beginning of year	0	10,280
Total Project cost	0	0
Less: Amounts written off	$ 0	$ (10,471)